SCHEDULE OF RESTRICTED SHARE UNIT (Details)	12 Months Ended
Mar. 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price, Options outstanding Ending balance	$ 4.46
Number of restricted stock unit [Member]
IfrsStatementLineItems [Line Items]
Number of options, Options outstanding Begining balance | shares
Number of RSU Granted | shares	3,150,596
Number of RSU vested | shares	(65,822)
Number of RSU Canceled/forfeited | shares	(1,106,373)
Number of options, Options outstanding Ending balance | shares	1,978,401
Weighted average exercise price [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price, Options outstanding Beginning balance
Weighted average fair value granted	4.52
Weighted average fair value vested	5.85
Weighted average fair value Canceled/forfeited	4.55
Weighted average exercise price, Options outstanding Ending balance	$ 4.46